Note 1 - Organization and Basis of Presentation (Details Textual)			1 Months Ended
	May 03, 2019	Oct. 11, 2018	Aug. 31, 2019 USD ($)	May 31, 2019 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2018 USD ($)	Sep. 30, 2018 USD ($)	Dec. 31, 2017 USD ($)
Stockholders' Equity Note, Stock Split, Conversion Ratio		0.0359
Cash and Cash Equivalents, at Carrying Value, Ending Balance					$ 331,000	$ 1,887,000	$ 1,760,000	$ 4,301,000
Loans Payable, Total						4,200,000
Retained Earnings (Accumulated Deficit), Ending Balance					$ (46,312,000)	$ (37,279,000)		$ (31,294,000)
Proceeds from Notes Payable, Total				$ 3,200,000
Majority Investors [Member]
Debt Instrument, Interest Rate, Stated Percentage					8.00%	8.00%
Majority Investors [Member] | Second Note to Fund the Company's Operations [Member]
Proceeds from Notes Payable, Total			$ 500,000	$ 5,000,000
Convertible Debt [Member]
Notes Payable, Total					$ 6,600,000	$ 4,600,000
Oxford Finance, LLC [Member]
Loans Payable, Total					$ 3,000,000
Alliqua Biomedical, Inc. [Member]
Business Acquisition, Exchange Ratio	0.0359
Reverse Stock Split From [Member] | Alliqua Biomedical, Inc. [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio	6